Annual Total Returns[BarChart] - Transamerica Morgan Stanley Global Allocation VP - Service	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.83%)	9.98%	14.43%	1.74%	(1.23%)	4.56%	13.49%	(7.62%)	17.85%	18.34%